4. EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Equipment Cost, Starting Balance	$ 5,113	$ 5,339
Disposal during the year	(4,425)	(226)
Equipment Cost, Ending Balance	688	5,113
Accumulated depreciation, Starting Balance	4,775	4,589
Depreciation for the year	140	412
Depreciation for the year related to disposal	(4,227)	(226)
Accumulated depreciation, Ending Balance	688	4,775
Net Book Value	0	338
Office equipment and furniture
Equipment Cost, Starting Balance	5,113	5,113
Disposal during the year	(4,425)	0
Equipment Cost, Ending Balance	688	5,113
Accumulated depreciation, Starting Balance	4,775	4,363
Depreciation for the year	140	412
Depreciation for the year related to disposal	(4,227)	0
Accumulated depreciation, Ending Balance	688	4,775
Net Book Value	0	338
Vehicles and other field equipment
Equipment Cost, Starting Balance	0	226
Disposal during the year	0	(226)
Equipment Cost, Ending Balance	0	0
Accumulated depreciation, Starting Balance	0	226
Depreciation for the year	0	0
Depreciation for the year related to disposal	0	(226)
Accumulated depreciation, Ending Balance	0	0
Net Book Value	$ 0	$ 0